Organization and Business Description	12 Months Ended
Dec. 31, 2018
Organization And Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Organization

Hebron Technology Co., Ltd, (“Hebron Technology”) is a limited company established under the laws of the British Virgin Islands on May 29, 2012 as a holding company. Mr. Anyuan Sun (“Mr. Sun”), the Chairman of the Board and CEO of the Company, is the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company.

Hong Kong Xibolun Technology Limited (“HK Xibolun”) is a limited company formed in accordance with laws and regulations of Hong Kong on June 14, 2011, as a trading company. HK Xibolun is controlled by the same Controlling Shareholder.

Zhejiang Xibolun Automation Project Technology Co., Ltd. (“Xibolun Automation”) was incorporated on September 24, 2012 in the People’s Republic of China (“China” or “PRC”) and initially owned by Hebron Technology, Xibolun Equipment, and Zhejiang Xibolun Technology Co., Ltd. (“Zhejiang Xibolun”), a Chinese company also controlled by Mr. Sun.

Wenzhou Xibolun Fluid Equipment Co., Limited (“Xibolun Equipment”) was incorporated in China on January 25, 2005. Prior to the reorganization described below, Xibolun Equipment was owned by the Controlling shareholder and another foreign shareholder, Mr. Gongqi Xiang, with each owning 70% and 30% equity interest, respectively. Mr. Gongqi Xiang is holding shares on behalf of Mr. Sun. Therefore, Xibolun Equipment is considered ultimately controlled by Mr. Sun.

Reorganization

On October 30, 2012, HK Xibolun entered into separate equity transfer agreements with Hebron Technology, Xibolun Equipment, and Zhejiang Xibolun, pursuant to which shareholders of Xibolun Automation agreed to transfer all of their equity interests in Xibolun Automation to HK Xibolun. The transfer became effective on December 5, 2012.

Xibolun Equipment was incorporated on January 25, 2005. By July 20, 2011, Xibolun Equipment was owned by the Controlling shareholder and another foreign shareholder, Mr. Gongqi Xiang, by holding shares of 70% and 30%, respectively. On July 21, 2011, HK Xibolun entered into an equity transfer agreement with Mr. Gongqi Xiang, who owned 30% of Xibolun Equipment’s shares, in which Mr. Gongqi Xiang agreed to transfer his 30% ownership interest of Xibolun Equipment to Xibolun Automation for RMB 300,000.

On July 29, 2013, Mr. Sun transferred his 70% ownership interest in Xibolun Equipment to Xibolun Automation as well for RMB 700,000, which is now a wholly owned subsidiary of HK Xibolun. Subsequent to the transfers, Xibolun Equipment became a wholly owned subsidiary of HK Xibolun.

On October 22, 2012, in anticipation of an initial public offering (“IPO”) of its equity securities, the shareholder of HK Xibolun transferred his shares in HK Xibolun to the Company without any consideration and as a result, HK Xibolun became a wholly-owned subsidiary of the Company.

The above mentioned transactions were accounted for as a recapitalization. Hebron Technology and its wholly-owned subsidiary HK Xibolun, which owns a 100% interest of Xibolun Automation and Xibolun Equipment, were effectively controlled by the same Controlling Shareholder before and after the reorganization and therefore the Reorganization was considered under common control.

Hebron Technology, HK Xibolun, Xibolun Automation and Xibolun Equipment are collectively referred to as the “Company”. The Company, through its main operational subsidiaries, is engaged in the manufacture of fluid equipment including valves, pumps, pipe fittings and others, with particular emphasis on the intelligentized valves and installation services for pharmaceutical engineering construction.